Corporate Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Address of entity's registered office	PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grant Cayman KY1-1002, Cayman Islands
Country of incorporation	Cayman Islands
Date of incorporation	May 27, 2015